Expenses by Nature - Summary of Expenses by Nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Personnel expenses (Note 25)	R$ 576,440	R$ 421,240	R$ 336,902
Financial expenses	353,451	301,065	237,094
Transaction and client services costs	185,396	163,561	126,870
Depreciation and amortization	163,396	92,333	54,584
Third parties services	69,579	42,875	32,932
Marketing expenses and sales commissions	71,811	40,890	26,521
Facilities expenses	30,547	34,095	26,066
Travel expenses	24,660	19,414	12,943
Other	9,223	20,924	8,061
Total expenses	R$ 1,484,503	R$ 1,136,397	R$ 861,973